EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Weighted average number of common shares outstanding
In Thousands of Shares
Description	2020	2019	2018
Issued common shares at January 1	71,218	64,676	56,378
Effect of shares issued	2,605	4,169	4,088
Weighted average number of common shares outstanding at December 31	73,823	68,845	60,466